NVIT Multi-Manager Small Company Fund Expense Example - NVIT Multi-Manager Small Company Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,304
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,588
Class IV Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	$ 1,304